Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Nxt-ID, Inc.
Entity Central Index Key	0001566826
Trading Symbol	NXTD
Amendment Flag	true
Amendment Description

On January 5, 2018, in accordance with the terms of certain warrant agreements between Nxt-ID, Inc. (the “Company”) and the investors in several private placements of securities to institutional investors that closed between November 2016 and July 2017, the Company filed with the Securities and Exchange Commission (the “SEC”) a Registration Statement on Form S-3 (No. 333 – 222452) (the “Form S-3”). The Form S-3 was filed to register the resale from time to time by the selling stockholders identified therein of shares of the Company’s common stock, par value $0.0001 per share issuable upon exercise of certain warrants.

This Pre-Effective Amendment No. 1 to Form S-3 on Form S-1 is being filed to convert the Form S-3 into a Registration Statement on Form S-1, and contains an updated prospectus relating to the offering and sale of the shares of common stock that were originally part of the initial filing for resale on the Form S-3.

All applicable registration and filing fees were paid by the Company in connection with filing the Form S-3.

Document Type	S-3/A
Document Period End Date	Sep. 30, 2017
Entity Filer Category	Smaller Reporting Company